Cost of services rendered - Summary of Cost of Services Rendered (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Description Of Cost Of Services Rendered [Line Items]
Salaries and wages	$ (33,991)	$ (14,377)	$ (10,478)
Rewards and bonuses	(20,940)	(21,828)	(11,800)
Social security contributions and payroll taxes	(4,746)	(3,898)	(2,356)
Officers’ Fund	(1,657)	(2,196)	(431)
Strategic Bonus	(1,107)	(15)	0
Carried interest bonuses	0	(890)	0
Restructuring costs – personnel (a)	(530)	0	0
Share based incentive plan (note 28(d))	(731)	(764)	0
Other short-term benefits	(6,077)	(3,636)	(2,164)
Personnel expenses	(69,779)	(47,604)	(27,229)
Carried interest allocation	$ (10,171)	(30,204)	$ 0
Carried interest allocation | PBPE Fund III (Ontario) L.P
Description Of Cost Of Services Rendered [Line Items]
Percentage of performance fee receivable from related party	35.00%
Due to related party	$ 12,400
Non-current payables to related parties	$ 2,100
Carried interest allocation | PBPE Fund III
Description Of Cost Of Services Rendered [Line Items]
Due to related party		$ 11,600